Amy Latkin

Vice President and

Associate General Counsel

w: 212.224.1840

c: 646.662.6632

February 24, 2023

Via EDGAR Correspondence

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street NE

Washington DC 20549

Re:	Mutual of America Separate Account No. 2 (TDA/VEC Contracts) (the “Registrant”)

Registration Statement on Form N-4 (File no. 333-221999 and 811-03996)

Post-effective amendment to Rule 485(a)(1) of the Securities Act of 1933

Request for Selective Review of Registration Statement on Form N-4

Ladies and Gentlemen:

Contemporaneously herewith, the above named Registrant is filing a post-effective amendment under Rule 485(a)(1) of the Securities Act of 1933. This is to advise that the post-effective amendment includes revisions to the pricing whereby the standard fee for TDA Contracts will increase from 1.35% to 1.45%, the inactive fee for TDA Contracts will increase from 1.65% to 1.95%, and the standard fee for VEC Contracts will increase from 1.65% to 1.95% effective May 1, 2023. All other pricing tiers will remain unchanged.

The Registrant respectfully requests that the Staff afford selective review of the Registration Statement on Form N-4 (333-221999 and 811-03996), filed on February 24, 2023, together with all exhibits thereto (collectively, the “Registration Statement”), in accordance with Securities Act Release No. 6510 (Feb. 15, 1984), limited to the matters discussed above.

The prospectus and SAI included in the Registration Statement are substantially similar to the prospectus and SAI included in the most recent post-effective amendment to the Investment Corporation Registration Statement, Post-Effective Amendment No. 7 (File No. 811-03996), that was filed under Rule 485(b) of the 1933 Act in April 2022. Post-effective amendment No. 3 was filed under Rule 485(a) in February 2020 and reviewed by the SEC Staff. Responses to SEC Staff comments on Post-Effective Amendment No. 3 were included in Post-Effective Amendment No. 6. Please note that the Registrant will file a post-effective amendment that will include 2022 financial statements, performance and similar updates.

Mutual of America Life Insurance Company	320 Park Avenue, New York, NY 10022-6839	mutualofamerica.com

For your convenience, please contact me if you would like to see the marked prospectus and I will send that to you directly. If you have any questions or need additional information, please do not hesitate to contact me at the above telephone number at your earliest convenience. I appreciate your attention to this matter.

Sincerely,

/s/ Amy Latkin